================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ______________
[ ]

Post-Effective Amendment No. 4 (File No. 333-139764)
[X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34 (File No. 811-07511)
[X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

       20 Madison Avenue Extension, Albany NY                           12203
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-2237 Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X] on Jan. 26, 2009 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If  appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

      The purpose of this Post-Effective Amendment No.4 is to supplement the prospectuses for RiverSource Innovations Select Variable Annuity and RiverSource Endeavor Select Variable Annuity.

The supplements filed electronically herewith are not intended to supersede the prospectuses or the combined Statement of Additional Information filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008.

The prospectuses for RiverSource Innovations Select Variable Annuity and RiverSource Endeavor Select Variable Annuity filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, have been incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account 2 dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 filed on or about Apr. 28, 2008 is incorporated by reference.

PART A.

The prospectuses for RiverSource Innovations Select Variable Annuity and RiverSource Endeavor Select Variable Annuity filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, have been incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement.

                                  Prospectus Supplement dated Jan. 26, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 H (5/08)        274320 C(5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 H (5/08)        45313 L (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 H (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 H (5/08)
-------------------------------------------------------------------------------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

I. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, OPTIONAL LIVING BENEFIT RIDERS CURRENTLY OFFERED UNDER RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY CONTRACTS ARE NOW AVAILABLE UNDER OPTION C.

II. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT(R) RIDER AND THE FEES FOR SECURESOURCE(SM) RIDERS WILL CHANGE AND THE FOLLOWING REVISIONS TO THE PROSPECTUS APPLY:

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NATIONAL, RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NATIONAL, RIVERSOURCE SIGNATURE ONE SELECT VARIABLE ANNUITY, AND RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY:

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:

 ACCUMULATION PROTECTOR BENEFIT RIDER FEES(1)                      MAXIMUM: 1.75%   CURRENT: 0.80%






(Charged annually on the contract anniversary as a percentage of the contract value or minimum contract accumulation value, whichever is greater.)

   (1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

 SECURESOURCE -- SINGLE LIFE RIDER FEE(2)                          MAXIMUM: 2.00%   CURRENT: 1.10%
 SECURESOURCE -- JOINT LIFE RIDER FEE(2)                           MAXIMUM: 2.50%   CURRENT: 1.40%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

   (2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:

     - the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%, and

     - the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45313-17 A (1/09)

* Valid until next prospectus update


                                      --1--

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.80%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it as follows*:

     - SecureSource -- Single Life rider, 1.10%;

     - SecureSource -- Joint Life rider, 1.40%.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%.

The SecureSource -- Single Life rider charge will not exceed a maximum charge of 2.00%*. The SecureSource -- Joint Life rider charge will not exceed a maximum charge of 2.50%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NEW YORK AND RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:


 ACCUMULATION PROTECTOR BENEFIT RIDER FEE*                         MAXIMUM: 1.75%   CURRENT: 0.80%






(Charged annually on the contract anniversary as a percentage of the contract value or minimum contract accumulation value, whichever is greater.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.


 SECURESOURCE -- SINGLE LIFE RIDER FEE*                            MAXIMUM: 2.00%   CURRENT: 0.90%
 SECURESOURCE -- JOINT LIFE RIDER FEE*                             MAXIMUM: 2.00%   CURRENT: 0.90%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.80%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional feature if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for is 0.55%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee of 0.90%* based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%.

The SecureSource rider charge will not exceed a maximum charge of 2.00%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


                                      --2--

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "ANNUAL OPERATING EXPENSES OF THE FUNDS -- EXAMPLES" SECTION OF THE PROSPECTUS:

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NATIONAL

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED UNDER CONTRACT OPTION L AND OPTION C                             OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Contract Option L                        $1,508    $2,781    $3,398    $6,456     $708     $2,081    $3,398    $6,456
Contract Option C                           720     2,112     3,443     6,525      720      2,112     3,443     6,525


   (1) In these examples, the $40 contract administrative charge is estimated as a .022%% charge for Option L and a .030% for Option C. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit and the SecureSource -- Joint Life Rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- NEW YORK

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED UNDER CONTRACT OPTION L AND OPTION C                             OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Contract Option L......................  $1,416    $2,527    $3,010    $5,850     $616     $1,827    $3,010    $5,850
Contract Option C......................     627     1,858     3,058     5,926      627      1,858     3,058     5,926


   (1) In these examples, the $40 contract administrative charge is estimated as a .022% charge for Option L and a .030% for Option C. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


                                      --3--

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NATIONAL

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED                                                                  OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
NONQUALIFIED ANNUITY
Seven-year withdrawal charge schedule    $1,457    $2,639    $3,781    $6,122     $657     $1,939    $3,181    $6,122
Five-year withdrawal charge schedule      1,487     2,623     3,510     6,321      687      2,023     3,310     6,321
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
QUALIFIED ANNUITY                        ------   -------   -------   --------   ------   -------   -------   --------
Seven-year withdrawal charge schedule    $1,441    $2,596    $3,716    $6,019     $641     $1,896    $3,116    $6,019
Five-year withdrawal charge schedule      1,472     2,581     3,446     6,222      672      1,981     3,246     6,222


   (1) In these examples, the $40 contract administrative charge is estimated as a .015% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit and the SecureSource -- Joint Life Rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- NEW YORK

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED                                                                  OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
NONQUALIFIED ANNUITY
Seven-year withdrawal charge schedule    $1,364    $2,380    $3,383    $5,478     $564     $1,680    $2,783    $5,478
Five-year withdrawal charge schedule      1,395     2,367     3,117     5,698      595      1,767     2,917     5,698
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
QUALIFIED ANNUITY                        ------   -------   -------   --------   ------   -------   -------   --------
Seven-year withdrawal charge schedule    $1,348    $2,337    $3,315    $5,366     $548     $1,637    $2,715    $5,366
Five-year withdrawal charge schedule      1,379     2,324     3,050     5,589      579      1,724     2,850     5,589


   (1) In these examples, the $40 contract administrative charge is estimated as a .010% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      --4--

FOR RIVERSOURCE SIGNATURE ONE SELECT VARIABLE ANNUITY

CURRENTLY OFFERED                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
      IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
    AT THE END OF THE APPLICABLE TIME           AT THE END OF THE APPLICABLE TIME
                 PERIOD:                                     PERIOD:
----------------------------------------    ----------------------------------------
1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------    ------    -------    -------    --------
$1,512     $2,892     $4,113     $6,479      $712      $2,092     $3,413     $6,479


   (1) In these examples, the $40 contract administrative charge is estimated as a .009% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY

CURRENTLY OFFERED                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
      IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
    AT THE END OF THE APPLICABLE TIME           AT THE END OF THE APPLICABLE TIME
                 PERIOD:                                     PERIOD:
----------------------------------------    ----------------------------------------
1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------    ------    -------    -------    --------
$1,382     $2,609     $3,789     $6,289      $682      $2,009     $3,289     $6,289


   (1) In these examples, the $40 contract administrative charge is estimated as a .015% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

III. THE FOLLOWING PARAGRAPH REPLACES ITS CORRESPONDING PARAGRAPH UNDER THE "PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM -- PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER":

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you can not select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

IV. EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT RIDER, ENHANCED GUARANTOR WITHDRAWAL BENEFIT RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER, OR SECURESOURCE(SM) RIDERS, SUBJECT TO STATE RESTRICTIONS. FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/AFTER JAN. 26, 2009:

     a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

     b. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, and Simplified Employee Pension IRA (SEP) plans.

   (1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For contracts issued in Florida, New Jersey, New York, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45313-17 A (1/09)

* Valid until next prospectus update


                                      --5--

45313-17 A (1/09)

                                      Supplement dated January 26, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 J (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273417 J (5/08)       273480 K (5/08)
-------------------------------------------------------------------------------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

I. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, OPTIONAL LIVING BENEFIT RIDERS CURRENTLY OFFERED UNDER RIVERSOURCE ACCESSCHOICE SELECT VARIABLE ANNUITY CONTRACTS ARE NOW AVAILABLE UNDER OPTION C.

II. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT(R) RIDER AND THE FEES FOR SECURESOURCESM RIDERS WILL CHANGE AND THE FOLLOWING REVISIONS TO THE PROSPECTUS
APPLY:

FOR RIVERSOURCE ACCESSCHOICE SELECT VARIABLE ANNUITY AND RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- NATIONAL:

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:

 ACCUMULATION PROTECTOR BENEFIT RIDER FEE(1)                       MAXIMUM: 1.75%   CURRENT: 0.80%






(Charged annually on the contract anniversary as a percentage of the contract value or minimum contract accumulation value, whichever is greater.)

   (1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

 SECURESOURCE -- SINGLE LIFE RIDER FEE(2)                          MAXIMUM: 2.00%   CURRENT: 1.10%
 SECURESOURCE -- JOINT LIFE RIDER FEE(2)                           MAXIMUM: 2.50%   CURRENT: 1.40%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

   (2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:

     - the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%, and

     - the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
273416-12 A (1/09)

*Valid until next prospectus update


                                      --1--

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.80%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it as follows*:

     - Secure Source -- Single Life rider, 1.10%;

     - SecureSource -- Joint Life rider, 1.40%.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider is 0.75% and for Joint Life rider is 0.95%.

The SecureSource -- Single Life rider charge will not exceed a maximum charge of 2.00%*. The SecureSource -- Joint Life rider charge will not exceed a maximum charge of 2.50%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

FOR RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- NEW YORK
THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:


 ACCUMULATION PROTECTOR BENEFIT RIDER FEE*                         MAXIMUM: 1.75%   CURRENT: 0.80%






(Charged annually on the contract anniversary as a percentage of the contract value or the minimum contract accumulation value, whichever is greater.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.


 SECURESOURCE -- SINGLE LIFE RIDER FEE*                            MAXIMUM: 2.00%   CURRENT: 0.90%
 SECURESOURCE -- JOINT LIFE RIDER FEE*                             MAXIMUM: 2.00%   CURRENT: 0.90%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS:

We charge an annual fee of 0.80%* of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee of 0.90%* based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%.

The SecureSource rider charge will not exceed a maximum charge of 2.00%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider and for Joint Life rider is 1.50%.


                                      --2--

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "ANNUAL OPERATING EXPENSES OF THE FUNDS -- EXAMPLES" SECTION OF THE PROSPECTUS:

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE ACCESSCHOICE SELECT VARIABLE ANNUITY

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED UNDER CONTRACT OPTION L AND OPTION C                             OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
Contract Option L                        $1,507    $2,776    $3,390    $6,444     $ 707    $2,076    $3,390    $6,444
Contract Option C                           717     2,104     3,432     6,508      717,     2,104     3,432     6,508


   (1) In these examples, the $40 contract administrative charge is estimated as a .004% charge for Option L and a .004% charge for Option C. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit, the SecureSource -- Joint Life Rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- NATIONAL

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED                                                                  OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
NONQUALIFIED ANNUITY
Seven-year withdrawal charge schedule    $1,456    $2,637    $3,778    $6,116     $ 656    $1,937    $3,178    $6,116
Five-year withdrawal charge schedule      1,486     2,621     3,507     6,316      ,686     2,021     3,307     6,316
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
QUALIFIED ANNUITY                        ------   -------   -------   --------   ------   -------   -------   --------
Seven-year withdrawal charge schedule    $1,440    $2,594    $3,713    $6,014     $ 640    $1,894    $3,113    $6,014
Five-year withdrawal charge schedule      1,471     2,579     3,442     6,217       671     1,979     3,242     6,217


   (1) In these examples, the $40 contract administrative charge is estimated as a .007% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


                                      --3--

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds, offered on or after Jan. 26, 2009. They assume that you select the MAV Death Benefit and the SecureSource -- Joint Life Rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FOR RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- NEW YORK

                                                                                  IF YOU DO NOT WITHDRAW YOUR CONTRACT
CURRENTLY OFFERED                                                                  OR IF YOU SELECT AN ANNUITY PAYOUT
                                             IF YOU WITHDRAW YOUR CONTRACT                        PLAN
                                           AT THE END OF THE APPLICABLE TIME       AT THE END OF THE APPLICABLE TIME
                                                        PERIOD:                                 PERIOD:
                                         -------------------------------------   -------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                         ------   -------   -------   --------   ------   -------   -------   --------
NONQUALIFIED ANNUITY
Seven-year withdrawal charge schedule    $1,365    $2,385    $3,390    $5,490     $565     $1,685    $2,790    $5,490
Five-year withdrawal charge schedule      1,396     2,371     3,124     5,710      596      1,771     2,924     5,710
                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
QUALIFIED ANNUITY                        ------   -------   -------   --------   ------   -------   -------   --------
Seven-year withdrawal charge schedule    $1,350    $2,342    $3,323    $5,378     $550     $1,642    $2,723    $5,378
Five-year withdrawal charge schedule      1,381     2,328     3,057     5,601      581      1,728     2,857     5,601


   (1) In these examples, the $40 contract administrative charge is estimated as a .026% charge. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

   (2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

III. THE FOLLOWING PARAGRAPH REPLACES ITS CORRESPONDING PARAGRAPH UNDER THE "PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM -- PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER":

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you can not select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

IV. EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT RIDER, ENHANCED GUARANTOR WITHDRAWAL BENEFIT RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER, OR SECURESOURCE(SM) RIDERS, SUBJECT TO STATE RESTRICTIONS. FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/AFTER JAN. 26, 2009:

     a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

     b. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, and Simplified Employee Pension IRA (SEP) plans

   (1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For contracts issued in Florida, New Jersey, New York, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
273416-12 A (1/09)

*Valid until next prospectus update


                                      --4--

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account 2 dated May 1, 2008 filed electronically as Part B to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about Apr. 28, 2008 is incorporated by reference.

PART C.

Item  24. Financial Statements and Exhibits

      (a)   Financial Statements included in Part B of this Registration
            Statement:

            RiverSource of New York Variable Annuity Account 2
                  Report of Independent Registered Public Accounting Firm dated April 24, 2008
                  Statements of Assets and Liabilities for the year ended Dec. 31, 2007
                  Statements of Operations for the year ended Dec. 31, 2007 Statements of Changes in Net Assets for the two years ended Dec. 31, 2007
                  Notes to Financial Statements

            RiverSource Life Insurance Co. of New York
                  Report of Independent Registered Public Accounting Firm dated April 24, 2008
                  Statements of Assets and Liabilities the two years ended Dec. 31, 2007
                  Statements of Operations for the three years ended Dec. 31,
                  2007
                  Statements of Changes in Net Assets for the three years ended Dec. 31, 2007
                  Notes to Financial Statements

      (b) Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2.    Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed as
      Exhibit 3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1   Not applicable.

4.2   Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration

      Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10  Form of Performance Credit rider (form 272258) filed electronically as
      Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11  Form of Deferred Annuity Contract (form 272877) filed electronically as
      Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15  Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
      Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective

      Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30  Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
      Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34  Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit
      4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35  Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as
      Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36  Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
      Exhibit 4.36 to Registrant's Post-Effective Amendment

      No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37  Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
      4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39  Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as
      Exhibit 4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40  Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as
      Exhibit 4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41  Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit
      4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42  Form of Data Page Maximum Payment Sticker (form 272622-D) filed as Exhibit
      4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Deferred Annuity Contract (form 273954-NYZ) filed electronically as Exhibit 4.45 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY) filed electronically as Exhibit 4.46 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY) filed electronically as Exhibit 4.47 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

5.1   Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5   Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8   Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.    Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to

      Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2   Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated by reference.

8.4 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007,among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York is filed electronically herein.

8.5 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
      8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,

      Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York is filed electronically herein.

8.17 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.18 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series
      Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as
      Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.19 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership is filed electronically herein.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. is filed electronically herein.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource(R) Endeavor Select Variable Annuity is filed electronically herein.

10.2 Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity is filed electronically herein.

11.   None.

12.   Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement dated Oct. 22, 2008 filed electronically as Exhibit 13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-144422 is incorporated herein by reference.

(MODULE)
(NAME) IDSLNY25
(CIK) 0000703704
(CCC) qkt@w4na
(/MODULE)

(MODULE)
(NAME) N4ITEM26
(CIK) 0000926266
(CCC) $3daimgs
(/MODULE)

Item  27. Number of Contract owners

          As of Dec. 31, 2008, there were 675 nonqualified and 712 qualified contracts of contract owners.

Item  28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(MODULE)
(NAME) IDSLUW-N4ITEM29
(CIK) 0000353965
(CCC) *rp5xqss
(/MODULE)

Item 29(c)

RiverSource Distributors, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                               NET
                           UNDERWRITING
 NAME OF PRINCIPAL         DISCOUNTS AND   COMPENSATION   BROKERAGE
    UNDERWRITER            COMMISSIONS    ON REDEMPTION  COMMISSIONS  COMPENSATION
------------------         -------------  -------------  -----------  ------------
RiverSource                $  16,934,492  None           None         None
Distributors, Inc.

Item 30. Location of Accounts and Records

      RiverSource Life Insurance Co. of New York
      20 Madison Avenue Extension
      Albany, NY 12203

Item 31. Management Services

            Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 9th day of January, 2009.

                               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                               ACCOUNT 2
                               (Registrant)

                               By RiverSource Life Insurance Co. of New York (Sponsor)

                               By /s/ Timothy V. Bechtold*
                                  -------------------------------------
                                  Timothy V. Bechtold
                                  President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of January, 2009.

SIGNATURE                            TITLE

/s/ Gumer C. Alvero*                 Director and Senior Vice President -
----------------------------------   Annuities
Gumer C. Alvero

/s/ Lori J. Arrell*                  Director
----------------------------------
Lori J. Arrell

/s/ Timothy V. Bechtold*             Director, President and Chief
----------------------------------   Executive Officer
Timothy V. Bechtold

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating-
----------------------------------   Officer, Consumer Affairs Officer, Claims
Maureen A. Buckley                   Officer and Anti-Money Laundering Officer

/s/ Rodney P. Burwell*               Director
----------------------------------
Rodney P. Burwell

/s/ Richard N. Bush*                 Senior Vice President - Corporate Tax
----------------------------------
Richard N. Bush

/s/ Robert R. Grew*                  Director
----------------------------------
Robert R. Grew

/s/ Ronald L. Guzior*                Director
----------------------------------
Ronald L. Guzior

/s/ Jean B. Keffeler*                Director
----------------------------------
Jean B. Keffeler

/s/ Thomas R. McBurney*              Director
----------------------------------
Thomas R. McBurney

/s/ Jeffrey McGregor*                Director
----------------------------------
Jeffrey McGregor

/s/ Jeryl A. Millner*                Director
----------------------------------
Jeryl A. Millner

/s/ Thomas V. Nicolosi*              Director
----------------------------------
Thomas V. Nicolosi

/s/ David K. Stewart*                Vice President and Controller
----------------------------------
David K. Stewart

/s/ Michael R. Woodward*             Director
----------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated Oct. 22, 2008, filed Electronically as Exhibit 13. to Post-Effective Amendment No. 3 to Registration Statement No. 333-144422 is incorporated by reference herewith, by:

By: /s/ Rodney J. Vessels
    ---------------------------------
    Rodney J. Vessels
    Assistant General Counsel and
      Assistant Secretary

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 4
                      REGISTRATION STATEMENT NO. 333-139764

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectuses for RiverSource(R) Endeavor Select Variable Annuity and RiverSource(R) Innovations Select Variable Annuity filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, have been incorporated by reference into Part A of Post-Effective Amendment No. 4 to this Registration Statement.

Supplements for RiverSource(R) Endeavor Select Variable Annuity and RiverSource(R) Innovations Select Variable Annuity.

Part B.

      The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account 2 filed electronically as Part B to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about Apr. 28, 2008 is incorporated by reference.

Part C.

 Other Information.
 The signatures.
 Exhibits

                                  EXHIBIT INDEX

9.    Opinion of Counsel and Consent

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Endeavor Select Variable Annuity

10.2 Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity